SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

VIA EDGAR

February 24, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Senior Floating Rate Fund, Inc.
Securities Act File No. 333-32798
Investment Company Act File No. 811-8727
Post-Effective Amendment No. 4

Ladies and Gentlemen:

On behalf of SunAmerica Senior Floating Rate Fund, Inc. (the “Fund”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 4 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to bring each Fund’s prospectus into compliance with the requirements of amended Form N-1A.

On or around April 30, 2010, the Fund will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Portfolios’ financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (201) 324-6388.

Very truly yours,

/s/ Joseph F. Duronio

Joseph F. Duronio

Enclosures